Cash and cash equivalents and adjusted net debt - Summary of Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (6,665)	£ (5,639)
Effect of discounting and interest	1,166	918
Borrowings	(5,499)	(4,721)
Cash and short-term deposits	2,128	2,218
Cash and cash equivalents less bond borrowings	(3,371)	(2,503)
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(6,481)	(5,281)
Borrowings | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(1,165)	(711)
Borrowings | Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(138)	(535)
Borrowings | Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(1,397)	(746)
Borrowings | Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(742)	(726)
Borrowings | Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(83)	(704)
Borrowings | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bond borrowings (including interest)	(2,956)	(1,859)
Bank overdrafts | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (184)	£ (358)